CONVERTIBLE NOTES (Narrative) (Details) - USD ($)							1 Months Ended	12 Months Ended
	Jul. 02, 2020	Jan. 02, 2020	Jul. 01, 2019	Jan. 02, 2019	Jul. 03, 2018	Jan. 02, 2018	Jun. 30, 2017	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Jul. 01, 2018	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Transaction costs								$ 40,000	$ 228,000	$ 866,000
Shares issued for interest on convertible note (Shares)								1,043,939	545,721	1,001,987
Shares issued for interest on convertible note								$ 1,374,000	$ 687,000	$ 1,416,000
Payments for interest on convertible notes									687,000
Gain (loss) on warrant derivative								3,046,000	(2,605,000)
Gain (loss) of fair value of financial instruments								$ 3,203,000	(2,732,000)	$ 3,726,000
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 19,990,000	$ 19,990,000		$ 19,990,000	$ 19,990,000	$ 19,990,000	$ 20,000,000
Convertible notes interest rate							6 7/8%
Borrowings, adjustment to interest rate basis											0.25%	0.25%
Discount rate applied on remaining interest payable converted to shares							2.00%
Description of conversion of debt to equity								The initial conversion rate of the Convertible Notes was 1,001.1112 Common Shares per $1,000 principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $0.9989 per Common Share, representing a conversion premium of approximately 15% above the NYSE American closing sale price for the Company's Common Shares of $0.8686 per share on June 27, 2017. After giving effect to the December 13, 2018 share consolidation, the conversion rate is 100.1111 per US$1,000 which is equivalent to a conversion price of approximately $9.989 per common share.
Convertible Note Derivatives							$ 5,381,000	$ 40,000	197,000
Transaction costs							1,049,000		$ 79,000
Value attributed to debt portion of convertible notes							$ 13,570,000
Shares issued for interest on convertible note (Shares)	526,471	517,468		545,721	757,924	244,063
Shares issued for interest on convertible note	$ 687,000	$ 687,000		$ 687,160	$ 724,000	$ 691,000
Payments for interest on convertible notes			$ 687,000
Gain (loss) on warrant derivative								3,046,000
Gain (loss) of fair value of financial instruments								$ 157,000